Risk management (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
IfrsStatementLineItems [Line Items]
Foreign exchange gains losses	$ 15,000,000	$ 1,000,000
Highly probable future exports (%)	100.00%
Description of sensitivity analysis	Based on a sensitivity analysis considering a US$ 10/barrel decrease in Brent prices stress scenario, when compared to the Brent price projections in our Strategic Plan 2021-2025, would indicate a US$ 3 reclassification from equity to the statement of income.
Derivatives [member] | Probable scenario [member]
IfrsStatementLineItems [Line Items]
Percentage of risk variables	25.00%
Derivatives [member] | Remote Scenario [member]
IfrsStatementLineItems [Line Items]
Percentage of risk variables	50.00%
Forward contract [member] | Crude oil [member]
IfrsStatementLineItems [Line Items]
Loss recognised	$ 211
Futures contract [member] | Crude oil [member]
IfrsStatementLineItems [Line Items]
Loss recognised	$ 269